INTANGIBLE ASSET, NET (Details Narrative)					12 Months Ended
	Sep. 15, 2023 USD ($)	Sep. 15, 2023 CNY (¥)	Dec. 01, 2021 USD ($)	Dec. 01, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Asset Acquisition [Line Items]
Finite lived intangible assets acquired			$ 480,784	¥ 63,800,000
Description for store profit as distribution			The Company will receive a full amount of store profit as distribution of profit up to 8% of the purchase price, and any exceeded profit will be distributed 20% to the Company.	The Company will receive a full amount of store profit as distribution of profit up to 8% of the purchase price, and any exceeded profit will be distributed 20% to the Company.
Impairment loss					$ 364,944	¥ 54,600,000
Amortization expense					$ 234,032		$ 230,829	$ 82,974
Global HR Technology Co Ltd [Member]
Asset Acquisition [Line Items]
Acquisition value	$ 1,726,433	¥ 244,860,000